Investments (Details 1) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Balance at December 31, 2023	R$ 165	R$ 149
Dividends and interest on equity	(16)	(9)
Results from equity-accounted investees	(21)	7
Other comprehensive income	1	5
Capital increase		13
Additions of investments	430
Others	(121)
Balance at December 31, 2024	438	165
Borealis [Member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2023	57	47
Dividends and interest on equity	(16)	(7)
Results from equity-accounted investees	16	17
Balance at December 31, 2024	57	57
RPR [Member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2023	43	37
Dividends and interest on equity		(2)
Results from equity-accounted investees	(28)	7
Other comprehensive income	(2)	1
Balance at December 31, 2024	13	43
Bioglycols LLC [Member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2023	41	41
Results from equity-accounted investees	(8)	(1)
Other comprehensive income	6	1
Additions of investments	5
Others	(44)
Balance at December 31, 2024		41
GRI [Member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2023
Dividends and interest on equity
Additions of investments	77
Others	(77)
Balance at December 31, 2024
Plaind [Member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2023
Dividends and interest on equity
Results from equity-accounted investees	5
Additions of investments	348
Balance at December 31, 2024	353
Other [Member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2023	24	24
Dividends and interest on equity
Results from equity-accounted investees	(6)	(16)
Other comprehensive income	(3)	3
Capital increase		13
Balance at December 31, 2024	R$ 15	R$ 24